Shareholder Report, Holdings (Details) - Hilton Small-MidCap Opportunity ETF	Oct. 31, 2024
Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Houlihan Lokey, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Kyndryl Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Cullen/Frost Bankers, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Booz Allen Hamilton Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%